Note 5 - Credit Assets, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - Provision for credit commitments [member] - CAD ($) $ in Thousands	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 4,233	$ 3,303	$ 2,386
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	3,574
Provision (recovery) from reported ECL	$ (659)
Variance from reported ECL (%)	(16.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 3,825
Provision (recovery) from reported ECL	$ (408)
Variance from reported ECL (%)	(10.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 4,457
Provision (recovery) from reported ECL	$ 224
Variance from reported ECL (%)	5.00%